Net loss per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Net loss per share
Note 7 - Net loss per share
The following table presents the computation of basic and diluted net loss per share for the six months ended June 30, 2024 and 2023:

	For the six months ended June 30,
	2024	2023
		(Restated)
	Class A and B Common
Net loss attributable to common shareholders	(539,485)	(340,830)
Weighted-average number of common shares outstanding:
Basic and diluted	2,110,214	2,109,952
Net loss per share (in ones):
Basic and diluted	(0.26)	(0.16)
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the six months ended June 30, 2024 and 2023:

For the six months ended June 30,
2024	2023

		(Restated)
Earn-out Shares	158,177,609	158,177,609
Class C-1 Shares	20,499,965	20,499,965
Class C-2 Shares	4,500,000	4,500,000
PSUs	5,084,454	2,326,794
RSUs	11,752,934	708,968
Marketing consulting services agreement	—	62,500
RSAs	410,746	—
Total antidilutive shares	200,425,708	186,275,836